REVERSE RECAPITALIZATION - Additional Information (Details) $ / shares in Units, $ in Thousands				5 Months Ended	12 Months Ended
	Sep. 12, 2022 shares	Sep. 07, 2022 shares	Jul. 18, 2022 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares			9,000,000	9,000,000
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares				1,100,000
Trading days trigger for Business Combination | D			20
Consecutive trading days trigger for Business Combination | D			30
Compensation expense upon completion of Business Combination					$ 82,057	$ 23,422
Share based compensation expense					62,042	$ 3,936
Unrecognized earn-out compensation expense				$ 5,007	$ 5,007
Total shares outstanding prior to and immediately after Business Combination (in shares) | shares			74,747,218	82,266,160	82,266,160	60,800,000
Direct and incremental costs related to legal, accounting and other processional fees			$ 28,360
Transactions costs incurred by all associated parties					$ 23,704
Percentage of outstanding common stock owned by CEO			0.83%
Mondee Group LLC
Reverse Recapitalization [Line Items]
Issuance of shares of Parent stock and Put Option			$ 20,336
Metaminds
Reverse Recapitalization [Line Items]
Asset acquisition purchase consideration			2,000
Private Warrants
Reverse Recapitalization [Line Items]
Transaction costs attributable to issuance of private warrants					326
Legacy Mondee
Reverse Recapitalization [Line Items]
Direct and incremental costs related to legal, accounting and other processional fees			14,776
ITHAX
Reverse Recapitalization [Line Items]
Direct and incremental costs related to legal, accounting and other processional fees			$ 13,584
Non-employee
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares	200,000			200,000
Share based compensation expense					352
Investor
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares			500,000
Fair value impacts of earn-out shares				$ 4,157	4,157
Chief Executive Officer
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares			6,000,000
Compensation expense upon completion of Business Combination					50,060
Employee
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares		900,000	6,000,000	900,000
Compensation expense upon completion of Business Combination					$ 6,785
Unallocated shares
Reverse Recapitalization [Line Items]
Shares entitled to earn-out shareholders for Business Combination (in shares) | shares				1,400,000
Earn-Out Scenario One
Reverse Recapitalization [Line Items]
Closing share price trigger for Business Combination (in dollars per share) | $ / shares			$ 12.50	$ 12.50	$ 12.50
Earn-Out Scenario Two
Reverse Recapitalization [Line Items]
Closing share price trigger for Business Combination (in dollars per share) | $ / shares			15.00	15.00	15.00
Earn-Out Scenario Three
Reverse Recapitalization [Line Items]
Closing share price trigger for Business Combination (in dollars per share) | $ / shares			$ 18.00	$ 18.00	$ 18.00